Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances with central banks 2	€ 111,087	€ 53,202
Loans and advances to banks 3	25,364	35,136
Financial assets at fair value through profit or loss 4
- Trading assets	51,356	49,254
- Non-trading derivatives	3,583	2,257
- Designated as at fair value through profit or loss	4,126	3,076
- Mandatorily measured at fair value through profit or loss	44,305	41,600
Financial assets at fair value through other comprehensive income 5	35,895	34,468
Securitites at amortised cost 6	50,587	46,108
Loans and advances to customers 7	593,970	608,029
Investments in associates and joint ventures 8	1,475	1,790
Property and equipment 9	2,841	3,172
Intangible assets 10	1,394	1,916
Current tax assets	419	251
Deferred tax assets 37	1,596	1,242
Other assets 11	5,893	7,018
Total assets	933,891	888,520
Liabilities
Deposits from banks 12	78,098	34,826
Customer deposits 13	609,517	574,355
Financial liabilities at fair value through profit or loss 14
- Trading liabilities	32,709	28,042
- Non-trading derivatives	1,629	2,215
- Designated as at fair value through profit or loss	48,444	47,684
Current tax liabilities	342	554
Deferred tax liabilities 37	343	322
Provisions 15	691	688
Other liabilities 16	11,609	12,829
Debt securities in issue 17	82,065	118,528
Subordinated loans 18	15,805	16,588
Total liabilities	881,250	836,631
Equity 19
Share capital and share premium	17,128	17,117
Other reserves	2,342	4,013
Retained earnings	32,149	29,866
Shareholders' equity (parent)	51,619	50,996
Non-controlling interests	1,022	893
Total equity	52,640	51,889
Total liabilities and equity	€ 933,891	€ 888,520